Sales Revenue	6 Months Ended
Jun. 30, 2020
Sales Revenue
Sales Revenue

Sales revenue

	January 1 – June 30, 2020			January 1 – June 30, 2019
Sales revenue (in EUR thousands)	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other
Germany	2,364	—	—	2,154	—	—
Europe	965	—	—	1,357	—	—
U.S.	6,347	—	—	10,231	—	—
Other regions	—	441	6,000	—	162	—
Total	9,676	441	6,000	13,742	162	—

Revenue from product revenues generated in the U.S. includes revenue from finance and operating lease agreements concerning the BF-RhodoLED® lamps.

In the first six months of 2020, we generated EUR 31 thousand of income from operating leases (previous year period: EUR 41 thousand). We generated income of EUR 75 thousand from finance leases (previous year period: EUR 19 thousand).